CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS
Schedule of impact of transition to IFRS 9

	As at December 31, 2017	IFRS 9 Adjustments	As at January 1, 2018
Accumulated other comprehensive income (loss)	$21.1	$(56.3)	$(35.2)
Accumulated deficit	$(10,580.7)	$56.3	$(10,524.4)